SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of Mobile and Internet Games) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenues	$ 179,113,428	$ 227,595,969	$ 173,653,795
Internet Games [Member]
Revenue, Major Customer [Line Items]
Revenues	105,045,280	118,099,837	93,792,294
Internet Games [Member] | Online Game Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	104,671,006	116,756,333	91,308,244
Internet Games [Member] | Licensing Arrangement [Member]
Revenue, Major Customer [Line Items]
Revenues	374,274	1,343,504	2,484,050
Mobile Games [Member]
Revenue, Major Customer [Line Items]
Revenues	24,646,661	45,036,427	16,908,282
Mobile Games [Member] | Carrier Billing Channels [Member]
Revenue, Major Customer [Line Items]
Revenues	12,057,097	23,808,707	10,135,756
Mobile Games [Member] | Non-Carrier Billing Channels [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 12,589,564	$ 21,227,720	$ 6,772,526